(Loss)/ Earnings Per Common Share	12 Months Ended
Dec. 31, 2024
(Loss)/ Earnings Per Common Share [Abstract]
(Loss)/ Earnings Per Common Share
10.	(Loss)/ Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted (loss)/earnings per share for the years ended December 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
Net Income	18,948	6,066	5,034
Less: Deemed dividend equivalents on preferred shares related to redemption value	(14,400)	-	-
Less: Dividends of preferred shares	(12,390)	(6,010)	-
Less: Deemed dividend on warrant inducement	(1,345)	-	-
Less: Deemed dividend on Series E Shares conversion	-	(22,426)	-
(Loss)/Net Income attributable to common shareholders	(9,187)	(22,370)	5,034

(Loss)/Earnings per share:
Weighted average common shares outstanding, basic and dilutive	252,815	1,798,761	4,626,197
(Loss)/Earnings per share, basic and diluted	(36.34)	(12.44)	1.09

For the years ended December 31, 2022, 2023 and 2024, 81,231, 1,177,547 and 0 dilutive shares on an as-if converted basis relating to Series E Shares were not included in the computation of diluted (loss)/earnings per share because to do so would have been antidilutive for the period presented.